Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. The Company depreciates the equipment using the straight-line method over the useful lives of the equipment. The useful lives are estimated to be between 3 and 7 years. Depreciation expense amount for 9 months ended was zero and $100 for the quarters ended September 30, 2014 and 2013, respectively. Property and equipment consisted of the following at September 30, 2014 and September 30, 2013:

	September 30, 2014	December 31, 2013
Furniture and fixtures	$3,389	$1,841
Production equipment	24,092	-
Total property and equipment	27,481	1,841
Less: Accumulated depreciation	(1,840)	(1,213)
Property and equipment, net.	$25,641	$628
Impairment expense	-	(828)
Property and equipment, net	25,641	-

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. The Company depreciates the equipment using the straight-line method over the useful lives of the equipment. The useful lives are estimated to be between 3 and 7 years. Depreciation expense was $200 and $483 for the years ended December 31, 2013 and 2012, respectively. The Company determined that the office equipment located at its previous office location in Jacksonville, Florida was impaired and not worth relocating to the new office. An expense for this equipment was recorded of $628 for the year ended December 31, 2013. Property and equipment consisted of the following at December 31, 2013 and December 31, 2012:

	12/31/2013	12/31/2012
Furniture and fixtures	$1,192	$1,192
Office equipment	649	649
Total property and equipment	1,841	1,841
Less: Accumulated depreciation	(1,013)	(1,013)
Property and equipment, net.	$828	$828
Impairment expense	(828)	-
Property and equipment, net.	$-0-	$-0-